Equity Investments, Summarized balance sheet information (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule of equity method investments [Line Items]
Current assets	$ 11,845	$ 12,217
Total assets	36,365	36,742
Current liabilities	6,760	7,230
Equity method investments, nonconsolidated investee or group of investees [Member]
Schedule of equity method investments [Line Items]
Current assets	4,043	5,488
Noncurrent assets	11,185	11,521
Total assets	15,228	17,009
Current liabilities	2,995	3,589
Noncurrent liabilities	2,615	2,544
Net assets	$ 9,618	$ 10,876